Significant accounting judgements and estimation uncertainty	12 Months Ended
Dec. 31, 2021
Disclosure Of Changes In Accounting Estimates [Abstract]
Significant accounting judgements and estimation uncertainty

3. Significant accounting judgements and estimation uncertainty

The preparation of these consolidated financial statements requires the use of judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities and the accompanying disclosures. The uncertainty that is often inherent in estimates and assumptions could result in material adjustments to assets or liabilities affected in future periods. The significant judgments made and estimates used in the preparation of these consolidated financial statements are explained below.

Significant judgments

Going concern - In assessing whether the going concern assumption is appropriate and whether there are material uncertainties that may cast significant doubt about the Company’s ability to continue as a going concern, management must estimate future cash flows for a period of at least twelve months following the end of the reporting period by considering relevant available information about the future. Management has considered a wide range of factors relating to expected cash inflows such as whether the Company will earn other significant revenues, what will be the next steps in its research and development programs and the related expenditures as well as the financing strategy it would like to pursue and the potential sources of debt and equity financing available to it in case further financing is desired. Management has also estimated expected cash outflows such as operating and capital expenditures and debt repayment schedules. These cash flow estimates are subject to uncertainty.

Functional currency – The functional currency of foreign subsidiaries is reviewed on an ongoing basis to assess if changes in the underlying transactions, events and conditions have resulted in a change. This assessment is also performed for new subsidiaries. When assessing the functional currency of a foreign subsidiary, management’s judgment is applied in order to determine, amongst other things, the primary economic environment in which an entity operates, the currency in which the activities are funded and the degree of autonomy of the foreign subsidiary from the reporting entity in its operations and financially. Judgment is also applied in determining whether the inter-company loans denominated in foreign currencies form part of the parent Company’s net investment in the foreign subsidiary. Considering such loans as part of the net investment in the foreign subsidiary results in foreign currency translation gains or losses from the translation of these loans being recorded in other comprehensive loss instead of the consolidated statement of operations. During the year ended December 31, 2020, the functional currency of the Pathogen Removal and Diagnostic Technologies Inc., or PRDT, subsidiary changed from GBP to USD.

Share-based compensation - On March 23, 2020, the board of directors of the Company approved a plan to seek shareholder approval to modify the exercise price of certain stock options as disclosed in note 19b. In order to determine when the expense related to this modification is recognized in the consolidated statement of operations, management evaluated the timing of notification to option holders, the timing and method of determining the exercise price and the service period. Management further considered whether the holders of the stock options had sufficient understanding of the terms and conditions of the potentially revised awards, the degree of certainty of the approval for the repricing and whether the service period for earning the rights to the awards had commenced. Management concluded that the definition of the grant date was not met but that the service period had commenced and therefore a preliminary calculation of the incremental fair value of the repricing of the awards was performed using assumptions as of March 31, 2020. On May 26, 2020, the conditions for a grant date were met and the options exercise price was revised to $15.21 and a final calculation to determine the incremental fair value of the repriced options was performed.

Estimates and assumptions

COVID-19 – The negative impact of the COVID-19 pandemic on the financial statements for years ended December 31, 2021 and 2020 has been limited. During a portion of those two years, however, the Company was eligible for salary and rent subsidy programs from the Government of Canada under which it submitted claims (note 22). As of the date of these consolidated financial statements, there are no subsidy programs to which the Company is eligible. Consistent within the global biopharmaceutical sector, some clinical programs may have been and may be impacted by the shift of resources within hospitals and contract research organizations, or CRO, to COVID-19 and related matters, resulting in potential delays to recruitment or site initiation on our clinical and preclinical programs, and potentially causing an adjustment of certain development timelines and activities. The partial disruption caused by COVID-19 may continue to impact the Company’s operations, workforce and overall business by delaying the progress of our research and development programs, regulatory submissions and reviews, and business and corporate development activities. There is uncertainty as to the duration of the COVID-19 pandemic and related government restrictions, including travel bans, the impact on our workforce, the availability of healthy subjects and patients for the conduct of clinical trials and its impact on the global economy. The effects of the COVID-19 pandemic continue to be fluid.

Fair value of financial instruments – The individual fair values attributed to the different components of a financing transaction, are determined using valuation techniques. Management uses judgment to select the methods used to determine certain inputs/assumptions used in the models and the models used to perform the fair value calculations in order to determine, 1) the values attributed to each component of a transaction at the time of their issuance, 2) the fair value measurements for certain instruments that require subsequent measurement at fair value on a recurring basis and 3) the fair value of financial instruments subsequently carried at amortized cost. When the determination of the fair value of a new loan is required, discounted cash flow techniques which includes inputs that are not based on observable market data and inputs that are derived from observable market data are used.

When determining the appropriate discount rates to use, Management seeks comparable interest rates, where available. If unavailable, it uses those considered appropriate for the risk profile of a Company in the industry.

In determining the fair value of the warrants issued in November 2020 (note 16), which are presented as a warrant liability in the consolidated statement of financial position and considered to be a level 3 measurement, the Company made assumptions on unobservable inputs used in the valuation model that have an important impact on the resulting fair value computed.

Notably, the Company estimated the timing and the amounts of equity financings it expects to complete before the expiry of those warrants. The fair value computed could be higher if the actual equity financing needs of the Company are higher than those expected. The Company also estimated the future volatility of the common shares of Liminal for the contractual life of the warrants. To do so, the Company used the historical volatility of its own shares and of comparable companies in the same industry as a starting basis for this estimate and also considered whether there are factors that would indicate that the historical volatility is not indicative of the future. In addition, the Company applied an illiquidity discount rate on the resulting Black-Scholes pricing model to reflect that the November 2020 warrants are not publicly traded instruments and therefore the ability to sell them is limited. In establishing the illiquidity discount rate, the Company considered the remaining life of the warrants and the volatility assumption for the underlying shares. Had the Company selected a higher volatility rate and/or a lower illiquidity discount rate, the fair value of the warrant liability would have been higher.

The fair value estimates could be significantly different because of the use of judgment and the inherent uncertainty in estimating the fair value of these instruments that are not quoted in an active market.

Uncertainty over income tax treatments - R&D tax credits for the current and prior periods are measured at the amount the Company expects to recover, based on its best estimate and judgment, of the amounts it expects to receive from the tax authorities as at the reporting date, either in the form of income tax refunds or refundable grants. However, there are uncertainties as to the interpretation of the tax legislation and regulations, in particular regarding what constitutes eligible R&D activities and expenditures, as well as the amount and timing of recovery of these tax credits. In order to determine whether the expenses it incurs are eligible for R&D tax credits, the Company must use judgment in determining whether its complex R&D activities qualify for available tax credits, which makes the recovery of tax credits uncertain. As a result, there may be a significant difference between the estimated timing and amount recognized in the consolidated financial statements in respect of tax credits receivable and the actual amount of tax credits received as a result of the tax administrations' review of matters that were subject to interpretation. These uncertainties, relating to entities the Company has sold may still affect Liminal as certain indemnification obligations may be called upon, subject to contractual limitations, when these entities may be subjected to the tax administrations reviews for taxation periods prior to the sale. The amounts recognized in the consolidated financial statements are based on the best estimates of the Company and in its best possible judgment, as noted above.

Assessing the recoverable amount of long-lived assets - The Company evaluates the recoverable value of long-lived assets when indicators of impairment arise or as part of the annual impairment test, if they are intangible assets not yet available for use. The recoverable value is the higher of the value in use and the fair value less costs of disposal, or FVLCD.

Long-lived assets include capital assets, ROU assets and intangible assets such as patents and licenses and other rights. Some of these rights are considered not available for use until regulatory approval to commercialize the product candidate is obtained.

When calculating the net recoverable amounts for the impairments on continuing operations (note 24) and discontinued operations (note 6), management made estimates and assumptions regarding the outcome of certain future events, future cash flows and their timing.

When determining the FVLCD for its Ryplazim® CGU (note 6), significant estimates made included amongst others, the outcome of the exercise it had undertaken in evaluating the potential alternatives for the Ryplazim® CGU, including the probability of completing a sale or closing those activities; the operating cash outflows to support those operations until one of the alternative strategies was executed; the outcome of the FDA review of the Company’s Biological License Application, or BLA for its Ryplazim® product candidate and the timing of completion of the review; if the Company would be able to benefit from the monetization of a Priority Review Voucher, if received, and what would be the amount received upon its monetization; and whether some assets, liabilities and commitments could potentially be excluded from the activities sold and for those commitments that could be retained, the possibility of reducing those commitments and what would be their settlement amount. A 10% change in the probability weighted terminal value would have impacted the impairment recorded on the Ryplazim® CGU by $ 3,638.

When calculating the FVLCD of an asset or a group of assets for which selling price information for comparable assets are not readily available, management also must make assumptions regarding the value it may recuperate from its sale.

Share-based compensation - To determine the fair value of stock options on a given date, the Company must determine the assumptions that will be used as inputs to the Black-Scholes option pricing model, including the assumption regarding the future volatility of the common shares of Liminal for the expected life of the stock options. The Company uses the historical volatility as a starting basis for the estimate and also considers whether there are factors that would indicate that the past volatility is not indicative of the future volatility. In making this assessment, management considers changes in the Company's activities and other factors such as a significant share consolidation. As the volatility is an assumption that has a significant impact on the calculated value of a stock option, the impact of this estimate can significantly impact the share-based payment expense over the vesting period of an award.

Valuation of deferred income tax assets – To determine the extent to which deferred income tax assets can be recognized, management estimates the amount of probable future taxable profits that will be available against which deductible temporary differences and unused tax losses can be utilized. Management exercises judgment to determine the extent to which realization of future taxable benefits is probable, considering the history of taxable profits, budgets and forecasts and availability of tax strategies.

Estimates and assumptions about future events and their effects cannot be determined with certainty and therefore require the exercise of judgment. As of the date of issuance of these financial statements, the Company is not aware of any specific event or circumstance that would require it to update its estimates, assumptions and judgments or revise the carrying value of its assets or liabilities, and the Company is unable to estimate the potential impact on its future business or its financial results as of the date of this filing. These estimates may change as new events occur and additional information is obtained and changes in those estimates are recognized in the consolidated financial statements as soon as they become known.